UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869
                                   ---------

                       Franklin Floating Rate Master Trust
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000
                                                    -------------

Date of fiscal year end: 07/31
                         -----

Date of reporting period: 01/31/06
                          --------

      Item 1. Reports to Stockholders.

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN FLOATING RATE MASTER SERIES

                                          SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                          JANUARY 31, 2006   ---------------------------------------------------------------
                                             (UNAUDITED)        2005          2004         2003         2002         2001
                                          ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
  throughout the period)
Net asset value, beginning of period          $     9.85     $     9.84     $   9.69     $   9.58     $   9.88     $  10.05
                                              ------------------------------------------------------------------------------

Income from investment operations:

  Net investment income                            0.262          0.398        0.334        0.464        0.545        0.861

Net realized and unrealized gains
  (losses)                                        (0.017)         0.013        0.151        0.111       (0.300)      (0.173)
                                              ------------------------------------------------------------------------------
Total from investment operations                   0.245          0.411        0.485        0.575        0.245        0.688
                                              ------------------------------------------------------------------------------

Less distributions from net investment
   income                                         (0.265)        (0.401)      (0.335)      (0.465)      (0.545)      (0.861)
                                              ------------------------------------------------------------------------------

Net asset value, end of period                $     9.83     $     9.85     $   9.84     $   9.69     $   9.58     $   9.88
                                              ==============================================================================

Total return a                                      2.50%          4.23%        5.08%        6.19%        2.52%        7.13%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)             $1,073,032     $1,121,133     $757,987     $218,647     $265,940     $218,545

Ratios to average net assets:

  Expenses                                          0.95% b        0.95%        0.98%        1.02%        0.98%        1.01%

  Expenses net of waiver and payments
    by affiliate                                    0.60% b        0.60%        0.60%        0.60%        0.60%        0.62%

  Net investment income                             5.29% b        4.08%        3.34%        4.86%        5.55%        8.34%

Portfolio turnover rate                            34.93%         72.38%       54.41%       75.69%       77.29%       37.87%

a     Total return is not annualized for periods less than one year.

b     Annualized.

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

                                                                                              PRINCIPAL                    % OF NET
FRANKLIN FLOATING RATE MASTER SERIES                                            COUNTRY        AMOUNT d          VALUE      ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS (COST $3,000,000)
    STEEL
  a Ispat Inland ULC, senior secured note, FRN, 11.28%, 4/01/10              United States   $  3,000,000      $ 3,127,500     0.29
                                                                                                               -----------  -------

a,b SENIOR FLOATING RATE INTERESTS
    ADVERTISING/MARKETING SERVICES
    Adams Outdoor Advertising Inc., Term Loan B, 6.62%, 10/15/12             United States      1,783,020        1,809,819     0.17
                                                                                                               -----------  -------

    AEROSPACE & DEFENSE
    Anteon International Corp., Term Loan B, 6.318%, 12/31/10                United States      2,952,650        2,980,331     0.28
    ARINC Inc., Term Loan, 6.20%, 2/24/11                                    United States      1,473,750        1,488,576     0.14
    CACI International Inc., Term Loan B, 5.43 - 6.14%, 5/03/11              United States      4,460,947        4,507,417     0.42
  c DRS Technologies Inc., Term Loan, 8.00%, 1/31/13                         United States      2,627,069        2,654,435     0.25
    Dyncorp International, Term Loan B, 6.813 - 7.438%, 2/08/11              United States      2,977,500        2,995,990     0.28
    GenCorp Inc.,
         L/C Term Loan, 7.82%, 11/30/10                                      United States        442,500          444,730     0.04
         Term Loan B, 7.41%, 11/30/10                                        United States        547,500          550,260     0.05
    IAP Worldwide Services Inc., First Lien Term Loan, 7.625%, 12/31/12      United States        800,000          809,500     0.07
    ILC Industries Inc., Second Lien Term Loan, 10.277%, 8/24/12             United States        900,000          914,344     0.09
    K&F Acquisition Inc., Term Loan C, 6.81 - 8.75%, 11/18/12                United States      2,516,105        2,547,557     0.24
    MRO Acquisition Corp. (Piedmont), First Lien Term Loan, 6.57%, 8/27/10   United States      2,354,140        2,381,354     0.22
    Onex Wind Finance LP (Mid-Western Aircraft), Term Loan B, 6.85%,
    12/31/11                                                                 United States      1,192,753        1,210,272     0.11
    SI International Inc., Term Loan, 5.78%, 2/08/11                         United States      1,983,756        1,994,488     0.19
    Vought Aircraft Industries Inc., Term Loan B, 7.07%, 12/22/11            United States      5,324,412        5,385,004     0.50
                                                                                                               -----------  -------
                                                                                                                30,864,258     2.88
                                                                                                               -----------  -------

    ALUMINUM
    Novelis Corp., U.S. Term Loan, 6.011%, 1/09/12                           United States      4,038,580        4,103,843     0.38
    Novelis Inc., Canadian Term Loan, 6.011%, 1/09/12                           Canada          2,150,796        2,185,553     0.21
                                                                                                               -----------  -------
                                                                                                                 6,289,396     0.59
                                                                                                               -----------  -------

    APPAREL/FOOTWEAR
    BCBG Max Azria Group Inc., Term Loan, 7.313 - 9.75%, 8/10/11             United States      2,000,000        1,991,250     0.19
    St. John Knits International Inc., Term Loan B, 7.063%, 3/23/12          United States        873,751          881,414     0.08
    The William Carter Co., Term Loan B, 6.418 - 6.541%, 7/14/12             United States      4,558,337        4,611,520     0.43
                                                                                                               -----------  -------
                                                                                                                 7,484,184     0.70
                                                                                                               -----------  -------

    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
    Accuride Corp., Term Loan B, 6.25 - 6.75%, 1/31/12                       United States      2,412,364        2,444,629     0.23
    Cooper Standard Automotive Inc.,
         Term Loan B, 6.563%, 12/23/11                                          Canada          3,251,753        3,265,573     0.31

FRANKLIN FLOATING RATE MASTER TRUST

         Term Loan C, 6.563%, 12/23/11                                       United States      5,194,185        5,216,260     0.49
    Hayes Lemmerz, Term Loan, 7.31 - 7.97%, 6/03/09                          United States      1,512,522        1,511,463     0.14
    Key Plastics LLC and Key Safety Inc., First Lien Term Loan, 7.38 -
    9.50%, 7/31/10                                                           United States      1,340,429        1,332,400     0.12
    Mark IV Industries (Dayco Products, LLC), Term Loan B, 7.18 - 7.71%,
    6/18/11                                                                  United States      3,925,976        3,972,597     0.37
    Tenneco Automotive Inc.,
         L/C Term Loan, 6.635%, 12/12/10                                     United States      1,068,965        1,086,603     0.10
         Term Loan B, 6.63%, 12/12/10                                        United States      2,433,436        2,473,588     0.23
    TRW Automotive Inc.,
         Term Loan B, 6.25%, 6/30/12                                         United States      3,217,500        3,222,529     0.30
         Term Loan B2, 6.125%, 6/30/12                                       United States      1,000,000        1,001,563     0.09
         Term Loan E, 6.00%, 10/31/10                                        United States      3,452,544        3,467,217     0.32
                                                                                                               -----------  -------
                                                                                                                28,994,422     2.70
                                                                                                               -----------  -------

    AUTOMOTIVE AFTERMARKET
    Affinia Group Inc., Term Loan B, 7.67%, 11/30/11                         United States      5,003,323        4,975,805     0.47
    United Components Inc., Term Loan C, 6.81%, 6/30/10                      United States      2,675,634        2,698,190     0.25
                                                                                                               -----------  -------
                                                                                                                 7,673,995     0.72
                                                                                                               -----------  -------

    BEVERAGES: ALCOHOLIC
    Constellation Brands Inc., Term Loan B, 5.75 - 6.313%, 12/22/11          United States      6,097,187        6,176,073     0.58
    Southern Wine & Spirits of America Inc., Term Loan B, 6.027%, 5/31/12    United States      3,707,654        3,751,404     0.35
                                                                                                               -----------  -------
                                                                                                                 9,927,477     0.93
                                                                                                               -----------  -------

    BEVERAGES: NON-ALCOHOLIC
    Dr. Pepper Bottling Co. of Texas, Term Loan, 6.45 - 6.49%, 12/18/10      United States      2,072,158        2,103,499     0.20
                                                                                                               -----------  -------

    BROADCASTING
    Alliance Atlantis Communications Inc., Term Loan C, 6.068%, 12/17/11     United States      2,977,500        3,005,414     0.28
    Emmis Operating Co., Term Loan B, 6.233 - 8.25%, 11/10/11                United States      4,531,854        4,560,532     0.42
    Entravision Communications Corp., Term Loan B, 6.03%, 3/29/12            United States      8,578,500        8,644,623     0.81
    Gray Television Inc.,
       c Incremental Facility Loan, 8.00%, 5/22/13                           United States      1,375,000        1,386,172     0.13
         Term Loan B, 6.03%, 11/22/12                                        United States        523,465          527,718     0.05
    Mission Broadcasting Inc., Term Loan B, 6.28%, 10/01/12                  United States      3,833,575        3,847,606     0.36
    NEP Supershooters LP, First Lien Term Loan, 8.26 - 8.53%, 2/03/11        United States        992,462        1,007,970     0.09
    Nexstar Broadcasting Group Inc., Term Loan B, 6.28%, 10/01/12            United States      3,902,389        3,916,671     0.36
    NextMedia Inc.,
         Delay Draw, 6.40%, 2/28/06                                          United States        552,462          556,720     0.05
         Term Loan B, 6.47%, 11/08/12                                        United States      1,243,038        1,252,620     0.12
    Spanish Broadcasting Systems, Term Loan B, 6.53%, 6/11/12                United States      1,985,000        2,013,534     0.19
                                                                                                               -----------  -------
                                                                                                                30,719,580     2.86
                                                                                                               -----------  -------

    BUILDING PRODUCTS
    Building Materials Holding Corp., Term Loan B, 6.28%, 8/21/10            United States        975,000          979,358     0.09
    Euramax International Inc., Term Loan B, 7.241%, 6/29/12                 United States      5,821,543        5,802,140     0.54

FRANKLIN FLOATING RATE MASTER TRUST

    Headwaters Inc., Term Loan B, 6.86%, 4/30/11                             United States      3,533,951        3,566,347     0.33
    NCI Building Systems Inc., Term Loan B, 5.75 - 5.95%, 6/07/10            United States      3,850,000        3,875,268     0.36
    Nortek Inc., Term Loan, 5.91 - 8.75%, 8/27/11                            United States      8,901,156        8,981,827     0.84
                                                                                                               -----------  -------
                                                                                                                23,204,940     2.16
                                                                                                               -----------  -------

    CABLE/SATELLITE TELEVISION
    Atlantic Broadband Finance LLC, Term Loan B, 7.20%, 8/06/11              United States      1,250,000        1,271,437     0.12
    Bresnan Broadband Holdings LLC,
         Term Loan A, 8.03 - 8.06%, 3/31/10                                  United States      1,250,000        1,268,038     0.12
         Term Loan B, 7.97 - 8.06%, 9/30/10                                  United States      1,000,000        1,014,375     0.09
e,f Century Cable (Adelphia),
         Discretionary Term Loan, 9.50%, 12/31/09                            United States      4,500,000        4,379,625     0.41
         Term Loan B, 9.50%, 6/30/09                                         United States      3,000,000        2,925,000     0.27
    Charter Communications Operating LLC,
         Term Loan A, 7.67%, 4/27/10                                         United States      3,900,000        3,920,791     0.36
         Term Loan B, 7.86 - 7.92%, 4/27/11                                  United States      6,394,550        6,446,506     0.60
    DIRECTV Holdings LLC, Term Loan B, 6.039%, 4/13/13                       United States      8,133,333        8,226,737     0.77
    Insight Midwest Holdings LLC,
         Term Loan A, 5.813%, 6/30/09                                        United States      4,049,134        4,055,462     0.38
         Term Loan C, 6.563%, 12/31/09                                       United States      1,960,000        1,989,400     0.19
    Intelsat (Bermuda) Ltd., Senior Term Loan Facility, 6.313%, 7/28/11         Bermuda         7,437,406        7,518,756     0.70
    Mediacom Broadband (MCC Iowa),
         Term Loan A, 5.79 - 6.04%, 3/31/10                                  United States      2,640,000        2,640,708     0.25
         Term Loan C, 6.36 - 6.64%, 1/31/14                                  United States      1,486,256        1,507,969     0.14
    Mediacom LLC Group, Term Loan B, 6.18 - 6.79%, 4/01/13                   United States        990,000        1,004,927     0.09
    New Skies Satellites BV, Term Loan, 6.75%, 5/02/11                        Netherlands       2,420,239        2,436,878     0.23
    NTL Investment Holdings, Term Loan B, 7.442%, 4/13/12                   United Kingdom     10,000,000       10,083,200     0.94
e,f Olympus Cable Holdings, LLC (Adelphia), Term Loan B, 9.50%, 9/30/10      United States      2,000,000        1,953,928     0.18
    Panamsat Corp., Term Loan B1, 6.438 - 6.489%, 8/01/11                    United States      6,450,023        6,533,873     0.61
    Persona Communications Inc., Term Loan, 7.527%, 7/30/11                     Canada          3,447,500        3,483,630     0.32
    UPC Financing Partnership, Term Loan H2, 7.28%, 9/30/12                   Netherlands       8,712,000        8,818,565     0.82
                                                                                                               -----------  -------
                                                                                                                81,479,805     7.59
                                                                                                               -----------  -------

    CASINOS/GAMING
    Boyd Gaming Corp., Term Loan B, 5.70 - 6.027%, 6/30/11                   United States        467,563          472,921     0.05
    CCM Merger Inc. (MotorCity Casino), Term Loan B, 6.39 - 6.519%,
    7/23/12                                                                  United States      4,875,505        4,910,243     0.46
    Global Cash Access LLC, Term Loan B, 6.818%, 3/10/10                     United States        648,699          654,323     0.06
    Greektown Casinos LLC, Term Loan B, 7.07%, 12/02/12                      United States      2,677,386        2,714,200     0.25
    Isle of Capri Black Hawk LLC, Term Loan, 6.25 - 6.56%, 10/24/11          United States      3,084,259        3,109,318     0.29
    Marina District Finance Co. Inc. (Borgata), Term Loan B, 6.308%,
    10/14/11                                                                 United States      5,527,500        5,566,364     0.52
    Penn National Gaming Inc., Term Loan B, 6.04 - 6.39%, 10/03/12           United States      6,177,000        6,265,794     0.58
    Wembley Inc., Term Loan B, 6.08%, 7/18/11                                United States      1,990,000        2,021,717     0.19
    Wimar Tahoe Corp. (Columbia Entertainment), Term Loan B, 7.027%,
    10/24/11                                                                 United States      1,638,750        1,651,553     0.15
                                                                                                               -----------  -------
                                                                                                                27,366,433     2.55
                                                                                                               -----------  -------

FRANKLIN FLOATING RATE MASTER TRUST

    CATALOG/SPECIALTY DISTRIBUTION
    Affinity Group Inc., Term Loan, 6.954 - 6.97%, 6/24/09                   United States        793,929          803,853     0.07
    Oriental Trading Co. Inc., Term Loan B, 6.813%, 8/04/10                  United States      1,774,976        1,787,548     0.17
                                                                                                               -----------  -------
                                                                                                                 2,591,401     0.24
                                                                                                               -----------  -------

    CHEMICALS: MAJOR DIVERSIFIED
    Basell BV,
         Term Loan B4, 6.906%, 8/01/13                                        Netherlands         100,000          101,460     0.01
         Term Loan C4, 7.668%, 8/01/14                                        Netherlands         100,000          101,440     0.01
    Basell USA Inc.,
         Term Loan B2, 6.906%, 8/01/13                                       United States        500,000          508,282     0.05
         Term Loan C2, 7.668%, 8/01/14                                       United States        500,000          508,282     0.05
    BCP Crystal US Holdings Corp. (Celanese), Term Loan B, 6.527%, 4/06/11   United States      5,595,522        5,661,969     0.53
    Huntsman International LLC,
         Additional Term Loan, 6.233%, 8/16/12                               United States      1,500,000        1,509,844     0.14
         Term Loan B, 6.233%, 8/16/12                                        United States      7,717,947        7,768,599     0.72
  c Ineos U.S. Finance LLC,
         Term Loan B, 8.75%, 12/16/13                                        United States      1,400,000        1,400,000     0.13
         Term Loan C, 9.25%, 12/16/14                                        United States      1,400,000        1,400,000     0.13
    Invista Canada Co., Term Loan B2, 6.375%, 4/29/11                           Canada          1,007,153        1,014,706     0.09
    Invista SARL, Term Loan B1, 6.375%, 4/29/11                               Luxembourg        1,981,290        1,996,149     0.19
                                                                                                               -----------  -------
                                                                                                                21,970,731     2.05
                                                                                                               -----------  -------

    CHEMICALS: SPECIALTY
  c Brenntag,
         Acquisition Facility, 9.00%, 12/22/12                                  Germany           451,636          458,863     0.04
         Term Loan B2, 9.00%, 12/22/13                                       United States      1,848,364        1,877,937     0.17
    Compass Minerals Group Inc., Term Loan, 6.02 - 6.08%, 12/22/12           United States      3,300,000        3,323,202     0.31
    Hexion Specialty Chemicals Inc.,
         Tranche B-1, 7.125%, 5/31/12                                        United States      2,941,046        2,974,868     0.28
         Tranche B-3, 4.29%, 5/31/12                                         United States        703,768          711,861     0.07
    Nalco Co., Term Loan B, 6.44 - 6.73%, 11/04/10                           United States      6,826,495        6,921,643     0.65
    Niagara Acquisition Inc. (PQ Corp.), Term Loan B, 6.563%, 2/11/12        United States        992,500        1,005,527     0.09
    Polymer Group Inc., Term Loan, 6.769%, 11/22/10                          United States      1,015,000        1,021,435     0.10
    Resolution Europe BV (Hexion), Tranche B-2, 7.063%, 5/31/12               Netherlands       4,061,444        4,108,151     0.38
    Rockwood Specialties Group Inc., Term Loan E, 6.668%, 7/30/12            United States      4,252,025        4,308,828     0.40
                                                                                                               -----------  -------
                                                                                                                26,712,315     2.49
                                                                                                               -----------  -------

    COAL
    Alpha Natural Resources LLC, Term Loan B, 6.32%, 10/26/12                United States      2,300,000        2,311,978     0.22
    Foundation Coal, Term Loan B, 6.28 - 6.44%, 7/30/11                      United States      1,526,424        1,554,195     0.14
    International Coal Group LLC, Term Loan B, 7.41%, 11/09/10               United States         92,998           93,354     0.01
    Walter Industries Inc., Term Loan B, 6.216 - 6.527%, 10/03/12            United States      1,995,000        2,023,056     0.19
                                                                                                               -----------  -------
                                                                                                                 5,982,583     0.56
                                                                                                               -----------  -------

FRANKLIN FLOATING RATE MASTER TRUST

    COMMERCIAL PRINTING/FORMS
    American Reprographics, Term Loan C, 6.26 - 8.25%, 6/18/09               United States      2,315,245        2,332,494     0.22
    Merrill Communications LLC, Term Loan B, 6.81%, 12/31/12                 United States      1,200,000        1,215,187     0.11
                                                                                                               -----------  -------
                                                                                                                 3,547,681     0.33
                                                                                                               -----------  -------

    CONSTRUCTION MATERIALS
    Gibraltar Industries Inc., Term Loan B, 6.28%, 12/12/10                  United States      2,000,000        2,015,000     0.19
    St. Marys Cement Inc., Term Loan B, 6.527%, 12/04/09                        Canada          3,424,925        3,476,299     0.32
                                                                                                               -----------  -------
                                                                                                                 5,491,299     0.51
                                                                                                               -----------  -------

    CONSUMER SUNDRIES
    American Safety Razor Co., Term Loan B, 7.15%, 2/20/12                   United States        928,056          937,457     0.09
    Central Garden & Pet Co., Term Loan, 6.233 - 6.31%, 5/14/09              United States        989,914          992,695     0.09
    Meow Mix Co., Term Loan B, 7.74%, 7/13/11                                United States        697,813          704,812     0.07
                                                                                                               -----------  -------
                                                                                                                 2,634,964     0.25
                                                                                                               -----------  -------

    CONTAINERS/PACKAGING
    ACI Operations Property Ltd. (Owens Illinois), Term Loan A, 6.18%,
    4/01/07                                                                    Australia        3,990,556        4,012,185     0.37
    Atlantis Plastics Inc., First Lien Term Loan, 7.15%, 9/22/11             United States        992,500        1,002,375     0.09
    Berry Plastics Corp., Term Loan, 6.447%, 12/02/11                        United States      1,990,000        2,018,606     0.19
    BSN Glasspack SA (Owens Illinois), Term Loan C-1, 6.35%, 4/01/08            France          1,693,704        1,703,019     0.16
    Crown Americas LLC, Term Loan B, 6.004%, 11/15/12                        United States      1,000,000        1,007,813     0.09
    Graham Packaging Co., First Lien Term Loan, 6.75 - 6.938%, 10/07/11      United States      7,920,131        8,000,125     0.75
    Graphic Packaging International Corp., Term Loan C, 6.716 - 7.19%,
    8/08/10                                                                  United States      1,475,827        1,499,189     0.14
    Intertape Polymer Group Inc., Term Loan B, 6.73 - 6.80% 7/28/11          United States      4,740,000        4,800,482     0.45
    Owens-Brockway Glass Container Inc., Term Loan B, 6.27%, 4/01/08         United States      3,006,076        3,024,395     0.28
                                                                                                               -----------  -------
                                                                                                                27,068,189     2.52
                                                                                                               -----------  -------

    DATA PROCESSING SERVICES
    InfoUSA Inc.,
         Term Loan A, 8.75%, 3/25/09                                         United States      2,708,333        2,710,635     0.25
         Term Loan B, 9.00%, 6/04/10                                         United States        995,000          995,846     0.09
                                                                                                               -----------  -------
                                                                                                                 3,706,481     0.34
                                                                                                               -----------  -------

    DEPARTMENT STORES
    Neiman Marcus Group Inc., Term Loan, 6.947%, 4/06/13                     United States      3,132,911        3,171,017     0.30
                                                                                                               -----------  -------

    DRUG STORE CHAINS
    The Jean Coutu Group (PJC) Inc., Term Loan B, 6.813 - 6.938%, 7/30/11       Canada          1,198,324        1,213,969     0.11
                                                                                                               -----------  -------

    ELECTRIC UTILITIES
    AES Corp., Term Loan B, 5.07 - 5.69%, 4/30/08                            United States        714,286          719,636     0.07
    Allegheny Energy Supply Co. LLC, Term Loan C, 5.51 - 6.16%, 3/08/11      United States      2,930,527        2,959,833     0.28
    Midwest Generation LLC, Term Loan, 6.28 - 6.50%, 4/27/11                 United States      1,472,195        1,499,651     0.14

FRANKLIN FLOATING RATE MASTER TRUST

  c Mirant North America LLC,
         L/C Term Loan, 8.25%, 1/03/13                                       United States        371,429          374,214     0.03
         Term Loan, 8.25%, 1/03/13                                           United States        928,571          935,536     0.09
    NRG Energy Inc.,
         Credit Link, 6.302%, 2/01/13                                        United States      3,824,659        3,860,516     0.36
         Term Loan B, 8.50%, 2/01/13                                         United States     16,775,340       16,962,318     1.58
    Pike Electric Inc.,
         Term Loan B, 6.25%, 7/02/12                                         United States        586,275          592,917     0.06
         Term Loan C, 6.25%, 12/10/12                                        United States        333,725          337,867     0.03
    Quanta Services Inc., Term Loan B, 4.50 - 7.50%, 6/19/08                 United States      2,940,000        2,953,818     0.27
    Thermal North America Inc., Term Loan B, 6.28%, 10/12/13                 United States      1,596,761        1,609,735     0.15
                                                                                                               -----------  -------
                                                                                                                32,806,041     3.06
                                                                                                               -----------  -------

    ELECTRICAL PRODUCTS
    Enersys Capital Inc., Term Loan D, 6.071 - 6.684%, 3/17/11               United States      2,691,407        2,726,072     0.25
                                                                                                               -----------  -------

    ELECTRONICS/APPLIANCES
    DEI Sales Inc., Term Loan, 7.70 - 7.87%, 6/17/10                         United States        943,718          948,606     0.09
    Eastman Kodak Co., Term Loan B, 6.61 - 6.851%, 10/18/12                  United States      8,047,059        8,101,883     0.76
    Jarden Corp.,
         Term Loan B, 6.527%, 1/24/12                                        United States      3,850,704        3,884,056     0.36
         Term Loan B2, 6.277%, 1/24/12                                       United States      5,669,948        5,696,880     0.53
    Oreck Corp., Term Loan B, 7.28%, 2/02/12                                 United States      1,955,126        1,977,121     0.18
                                                                                                               -----------  -------
                                                                                                                20,608,546     1.92
                                                                                                               -----------  -------

    ENGINEERING & CONSTRUCTION
    Washington Group International Inc., Synthetic Term Loan, 3.92%,
    6/13/10                                                                  United States        700,000          701,764     0.07
                                                                                                               -----------  -------

    ENVIRONMENTAL SERVICES
    Allied Waste North America Inc.,
         Credit Link, 4.39%, 1/15/12                                         United States      4,102,534        4,139,072     0.39
       g Revolver, 7.28 - 9.25%, 1/15/10                                     United States        111,714          108,588     0.01
         Term Loan B, 6.09 - 6.73%, 1/15/12                                  United States     10,566,871       10,665,280     0.99
    Duratek Inc., Term Loan B, 7.813 - 7.938%, 12/16/09                      United States      1,507,740        1,515,279     0.14
    Envirocare of Utah LLC, Term Loan B, 7.38%, 4/12/10                      United States      2,159,091        2,186,554     0.20
    EnviroSolutions Inc., Term Loan B, 7.98 - 8.069%, 7/07/12                United States      2,830,882        2,878,653     0.27
    IESI Corp., Term Loan B, 6.37 - 6.60%, 1/21/12                           United States        900,000          906,903     0.09
    Synagro Technologies Inc.,
         Delay Draw, 6.75%, 6/21/12                                          United States        185,714          186,522     0.02
         Term Loan B, 6.864%, 6/21/12                                        United States      1,114,286        1,119,133     0.10
                                                                                                               -----------  -------
                                                                                                                23,705,984     2.21
                                                                                                               -----------  -------

    FINANCE/RENTAL/LEASING
    Baker Tanks Inc., Term Loan, 7.021 - 7.20%, 11/23/12                     United States        667,971          676,319     0.06
                                                                                                               -----------  -------

FRANKLIN FLOATING RATE MASTER TRUST

    FINANCIAL CONGLOMERATES
    Affinion Group, Term Loan B, 7.10 - 7.233%, 10/17/12                     United States      7,813,954        7,774,884     0.72
    Fidelity National Information Services Inc., Term Loan B, 6.187%,
    3/09/13                                                                  United States     13,611,177       13,706,455     1.28
    Nasdaq Stock Market Inc., Term Loan B, 6.00 - 6.188%, 12/08/11           United States      3,700,000        3,737,770     0.35
                                                                                                               -----------  -------
                                                                                                                25,219,109     2.35
                                                                                                               -----------  -------

    FOOD DISTRIBUTORS
    OSI Group LLC,
         Dutch Term Loan, 6.527%, 9/02/11                                     Netherlands         548,611          555,812     0.05
         German Term Loan, 6.527%, 9/02/11                                      Germany           438,889          444,649     0.04
         U.S. Term Loan, 6.527%, 9/02/11                                     United States        987,500        1,000,461     0.10
                                                                                                               -----------  -------
                                                                                                                 2,000,922     0.19
                                                                                                               -----------  -------

    FOOD: MAJOR DIVERSIFIED
    Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 7.28 - 7.36%,
    8/08/08                                                                  United States        919,015          929,041     0.09
    Bolthouse Farms Inc., Term Loan B, 6.938%, 12/14/12                      United States      1,700,000        1,725,854     0.16
    Chiquita Brands LLC, Term Loan C, 6.56%, 6/28/12                         United States      2,288,500        2,315,676     0.21
    Del Monte Corp., Term Loan B, 6.14%, 2/08/12                             United States      1,985,000        2,014,775     0.19
    Dole Food Co. Inc., Term Loan B, 5.625 - 8.00%, 4/18/12                     Bermuda         6,897,561        6,934,512     0.65
    Pinnacle Foods Holding Corp., Term Loan B, 7.78%, 11/25/10               United States      4,478,784        4,542,607     0.42
                                                                                                               -----------  -------
                                                                                                                18,462,465     1.72
                                                                                                               -----------  -------

    FOOD: MEAT/FISH/DAIRY
    American Seafood Group LLC, Term Loan B1, 6.277%, 9/30/12                United States        445,571          450,833     0.04
    Michael Foods Inc., Term Loan B1, 6.501 - 6.671%, 11/21/10               United States        912,751          925,492     0.09
                                                                                                               -----------  -------
                                                                                                                 1,376,325     0.13
                                                                                                               -----------  -------

    FOOD: SPECIALTY/CANDY
    Otis Spunkmeyer Inc., Term Loan B, 7.15 - 7.32%, 6/24/12                 United States      3,092,250        3,122,399     0.29
    Reddy Ice Group Inc., Term Loan, 6.319%, 4/12/12                         United States      1,015,000        1,025,468     0.10
                                                                                                               -----------  -------
                                                                                                                 4,147,867     0.39
                                                                                                               -----------  -------

    FOREST PRODUCTS
    Roseburg Forest Products (RLC Industries), Term Loan B, 6.027%,
    2/24/10                                                                  United States      1,848,214        1,858,610     0.17
                                                                                                               -----------  -------

    HOME FURNISHINGS
    Knoll Inc., Term Loan, 6.527%, 10/03/12                                  United States      1,688,897        1,713,966     0.16
    National Bedding Co. LLC, Term Loan, 6.01 - 6.60%, 8/31/11               United States      2,972,005        3,002,468     0.28
    Sealy Mattress Co.,
       g Revolver, 8.75%, 4/14/11                                            United States         75,000           74,377     0.01
         Term Loan D, 6.118 - 6.233%, 4/13/13                                United States      2,610,010        2,641,821     0.25
    Simmons Holdings Inc., Term Loan C, 7.063 - 9.00%, 12/19/11              United States      2,283,534        2,315,647     0.21
    Springs Window Fashions LLC, Term Loan B, 7.313%, 12/30/12               United States      1,000,000        1,002,188     0.09
                                                                                                               -----------  -------
                                                                                                                10,750,467     1.00
                                                                                                               -----------  -------

FRANKLIN FLOATING RATE MASTER TRUST

    HOME IMPROVEMENT CHAINS
    Harbor Freight Tools USA Inc., Term Loan B, 6.94 - 7.068%, 7/31/10       United States      1,779,423        1,799,887     0.17
                                                                                                               -----------  -------

    HOMEBUILDING
    Goodman Global Holdings Inc., Term Loan B, 6.94%, 12/15/11               United States      2,831,421        2,875,662     0.27
    Stile Acquisition Corp. (Masonite), Canadian Term Loan, 6.527 -
    6.63%, 4/05/13                                                              Canada          5,553,270        5,424,273     0.50
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 6.206 -
    6.527%, 4/05/13                                                          United States      5,562,730        5,433,514     0.51
                                                                                                               -----------  -------
                                                                                                                13,733,449     1.28
                                                                                                               -----------  -------

    HOSPITAL/NURSING MANAGEMENT
    Beverly Enterprises Inc., Term Loan B, 6.91 - 7.07%, 10/22/08            United States        977,500          978,732     0.09
    Community Health Systems Inc., Term Loan B, 6.16%, 8/19/11               United States        987,500        1,001,593     0.09
    Iasis Healthcare LLC, Term Loan B, 6.777 - 6.786%, 6/22/11               United States      2,314,750        2,348,025     0.22
    LifePoint Hospitals Inc., Term Loan B, 6.185%, 4/15/12                   United States      8,258,537        8,318,180     0.78
    MedCath Corp., Term Loan B, 7.10 - 8.75%, 6/30/11                        United States      1,215,000        1,226,129     0.11
    Vanguard Health Holding Co. II LLC, Term Loan C, 6.771 - 6.95%,
    9/23/11                                                                  United States      5,450,090        5,526,163     0.52
                                                                                                               -----------  -------
                                                                                                                19,398,822     1.81
                                                                                                               -----------  -------

    HOTEL/RESORTS/CRUISELINES
    Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, 7.318%, 9/30/10   United States      1,189,319        1,195,183     0.11
    Venetian Casino Resorts,
         Delay Draw, 6.28%, 8/17/11                                          United States      6,383,761        6,447,100     0.60
         Term Loan B, 6.28%, 8/17/11                                         United States      1,316,239        1,329,299     0.13
                                                                                                               -----------  -------
                                                                                                                 8,971,582     0.84
                                                                                                               -----------  -------

    HOUSEHOLD/PERSONAL CARE
    Acco Brands Corp., Term Loan B, 6.12 - 6.352%, 8/05/12                   United States      2,312,725        2,343,369     0.22
    Fender Musical Instruments, Term Loan B, 6.47%, 3/15/12                  United States      1,540,776        1,552,069     0.14
    Mega Bloks Inc., Term Loan B, 6.438%, 7/26/12                               Canada          2,089,500        2,118,231     0.20
    Prestige Brands Inc., Term Loan B, 6.31%, 4/06/11                        United States      2,404,973        2,429,022     0.23
    Spectrum Brands Inc., Term Loan B, 6.17 - 6.85%, 2/07/12                 United States      4,155,299        4,199,449     0.39
                                                                                                               -----------  -------
                                                                                                                12,642,140     1.18
                                                                                                               -----------  -------

    INDUSTRIAL CONGLOMERATES
    Day International Group Inc., Term Loan B, 7.03%, 12/05/12               United States        777,755          787,721     0.07
    Invensys (BTR Dunlop),
         Bonding Facility, 7.448%, 3/05/09                                   United States      1,927,064        1,944,368     0.18
         Term Loan B. 7.791%, 9/05/09                                        United States        840,389          849,902     0.08
    TriMas Corp., Term Loan B, 8.375%, 12/06/09                              United States      3,731,926        3,764,580     0.35
                                                                                                               -----------  -------
                                                                                                                 7,346,571     0.68
                                                                                                               -----------  -------

    INDUSTRIAL MACHINERY
    CI Acquisition Inc. (Chart Industries), Term Loan B, 6.375 - 6.625%,
    10/17/12                                                                 United States        972,222          984,375     0.09
    Colfax Corp., Term Loan B, 6.563%, 12/19/11                              United States        990,217        1,001,151     0.09
    Dresser Inc., Unsecured Term Loan, 7.99%, 3/01/10                        United States      1,250,000        1,271,875     0.12
    Dresser-Rand Group Inc., Term Loan B, 6.134 - 6.778%, 10/29/11           United States      1,133,174        1,153,359     0.11

FRANKLIN FLOATING RATE MASTER TRUST

    Flowserve Corp., Term Loan B, 6.188 - 6.50%, 8/10/12                     United States      3,122,042        3,164,483     0.29
    Itron Inc., Term Loan C, 6.375%, 7/01/11                                 United States        162,162          163,776     0.01
    Mueller Group, Term Loan B, 6.466 - 6.918%, 10/03/12                     United States      3,759,737        3,809,083     0.36
    Rexnord Corp., Term Loan, 6.21 - 6.85%, 12/31/11                         United States      1,377,318        1,383,847     0.13
    Sensus Metering Systems Inc.,
         Term Loan B1, 6.54 - 7.22%, 12/17/10                                United States      4,878,261        4,932,849     0.46
         Term Loan B2, 6.54 - 7.22%, 12/17/10                                 Luxembourg          630,652          637,709     0.06
                                                                                                               -----------  -------
                                                                                                                18,502,507     1.72
                                                                                                               -----------  -------

    INDUSTRIAL SPECIALTIES
  c Babcock and Wilcox Co.,
         Delay Draw, 9.50%, 2/21/12                                          United States      6,400,000        6,432,000     0.60
         Synthetic L/C, 9.25%, 2/21/12                                       United States        800,000          806,000     0.07
    Xerium Technologies Inc., Term Loan B, 6.527%, 5/18/12                   United States      1,290,000        1,290,806     0.12
                                                                                                               -----------  -------
                                                                                                                 8,528,806     0.79
                                                                                                               -----------  -------

    INFORMATION TECHNOLOGY SERVICES
    Transfirst Holdings, Term Loan B, 7.563%, 3/31/10                        United States      2,420,345        2,424,241     0.23
    Xerox Corp., Term Loan, 6.22%, 9/30/08                                   United States      4,500,000        4,542,480     0.42
                                                                                                               -----------  -------
                                                                                                                 6,966,721     0.65
                                                                                                               -----------  -------

    INSURANCE BROKERS/SERVICES
    Alliant Resources Group Inc., First Lien Term Loan, 7.22%, 11/30/11      United States        900,000          910,688     0.09
    HMSC Holdings Corp. (Swett & Crawford), First Lien Term Loan, 7.35%,
    11/11/11                                                                 United States      1,100,000        1,110,098     0.10
                                                                                                               -----------  -------
                                                                                                                 2,020,786     0.19
                                                                                                               -----------  -------

    INVESTMENT BANKS/BROKERS
    Ameritrade Holding Corp., Term Loan B, 6.04%, 1/13/13                    United States      7,700,000        7,749,087     0.72
    LPL Holdings Inc., Term Loan B, 7.769 - 8.13%, 6/28/13                   United States      1,750,000        1,744,167     0.16
                                                                                                               -----------  -------
                                                                                                                 9,493,254     0.88
                                                                                                               -----------  -------
    LIFE/HEALTH INSURANCE
    Conseco Inc., Term Loan, 6.47%, 6/22/10                                  United States      2,213,288        2,232,655     0.21
                                                                                                               -----------  -------

    MAJOR TELECOMMUNICATIONS
    Alaska Communications Systems Holdings Inc.,
         Incremental Term Loan, 6.527%, 2/01/12                              United States        728,567          736,854     0.07
         Term Loan, 6.527%, 2/01/12                                          United States      2,357,133        2,383,946     0.22
    Cincinnati Bell Inc., Term Loan, 5.89 - 6.06%, 8/31/12                   United States      2,094,750        2,112,097     0.20
    Consolidated Communications Inc., Term Loan D, 6.118 - 6.28%, 10/14/11   United States      1,000,000        1,011,030     0.09
    Hawaiian Telecom Communications Inc., Term Loan B, 6.78%, 10/31/12       United States      2,525,000        2,549,462     0.24
    Qwest Corp., Term Loan A, 9.22%, 6/30/07                                 United States        400,000          409,712     0.04
    Wind Telecomunicazioni SpA,
         Term Loan B, 7.24%, 9/30/13                                             Italy          3,150,000        3,150,441     0.29
         Term Loan C, 7.24%, 9/30/14                                             Italy          3,150,000        3,142,660     0.29
                                                                                                               -----------  -------
                                                                                                                15,496,202     1.44
                                                                                                               -----------  -------

FRANKLIN FLOATING RATE MASTER TRUST

    MARINE SHIPPING
    Horizon Lines LLC, Term Loan C, 6.78%, 7/07/11                           United States      1,970,000        1,996,266     0.19
    US Shipping Partners LP, Term Loan, 6.20%, 4/25/09                       United States        755,634          763,175     0.07
                                                                                                               -----------  -------
                                                                                                                 2,759,441     0.26
                                                                                                               -----------  -------

    MEDIA CONGLOMERATES
    Liberty Group Operating Inc., Term Loan B, 6.688%, 2/28/12               United States      2,940,281        2,968,949     0.27
    Quebecor Media Inc., Term Loan B, 6.602%, 1/17/13                           Canada          2,400,000        2,435,501     0.23
                                                                                                               -----------  -------
                                                                                                                 5,404,450     0.50
                                                                                                               -----------  -------

    MEDICAL DISTRIBUTORS
    VWR International Inc., Term Loan B, 7.12%, 4/07/11                      United States      3,203,667        3,254,727     0.30
                                                                                                               -----------  -------

    MEDICAL/NURSING SERVICES
    Alliance Imaging Inc., Term Loan C1, 6.938 - 7.188%, 12/29/11            United States        980,288          982,862     0.09
  c AmeriPath Inc., Term Loan B, 8.50%, 10/31/12                             United States        800,000          810,250     0.08
    AMR Holdco/Emcare Holdco, Term Loan B, 6.56 - 6.78%, 2/10/12             United States      2,588,893        2,621,254     0.25
    DaVita Inc., Term Loan B, 6.54 - 6.94%, 10/05/12                         United States      9,871,338       10,023,900     0.93
    Radiation Therapy Services Inc., Term Loan B, 6.527 - 8.00%, 12/15/12    United States      1,000,000        1,006,875     0.09
    Renal Advantage Inc., Term Loan B, 6.97%, 10/06/12                       United States        897,750          908,056     0.08
    Team Finance LLC, Term Loan B, 6.88%, 11/23/12                           United States      1,500,000        1,506,195     0.14
    US Oncology Inc., Term Loan B, 6.688 - 6.934%, 8/20/11                   United States      2,106,532        2,128,482     0.20
                                                                                                               -----------  -------
                                                                                                                19,987,874     1.86
                                                                                                               -----------  -------

    MISCELLANEOUS COMMERCIAL SERVICES
    Acosta Inc., Term Loan B, 6.67 - 6.83%, 12/06/12                         United States      2,400,000        2,427,000     0.23
    Buhrmann U.S. Inc., Term Loan D-1, 6.16 - 6.238%, 12/23/10               United States      3,940,000        3,959,700     0.37
    CCC Information Services Group Inc., Term Loan B, 7.308%, 8/20/10        United States      4,662,281        4,662,048     0.43
  g Coinmach Corp., Term Loan B-1, 7.00 - 7.063%, 12/19/12                   United States        605,263          614,846     0.06
    Global Imaging Systems Inc., Term Loan B, 5.83 - 6.03%, 5/10/10          United States      3,417,493        3,443,125     0.32
    IPC Acquisition Corp., Term Loan B, 7.197 - 7.31%, 12/31/10              United States        965,242          976,704     0.09
    JohnsonDiversey Inc., Term Loan B, 6.87%, 12/09/11                       United States      5,544,769        5,601,603     0.52
    Language Lines Inc., Term Loan B, 8.88%, 6/11/11                         United States      1,560,474        1,579,995     0.15
    LVI Services Inc., Term Loan B, 7.34%, 11/16/11                          United States      1,000,000        1,010,000     0.09
  c Open Solutions Inc., Term Loan B, 9.00%, 6/15/12                         United States      2,600,000        2,626,000     0.25
    Workflow Mgmt Inc., Term Loan B, 8.66%, 11/30/11                         United States      2,500,000        2,506,250     0.23
    Worldspan LP, Term Loan B, 7.00 - 7.438%, 2/11/10                        United States      2,766,696        2,731,249     0.26
                                                                                                               -----------  -------
                                                                                                                32,138,520     3.00
                                                                                                               -----------  -------

    MISCELLANEOUS MANUFACTURING
    Revere Industries LLC, Term Loan B, 7.57%, 12/14/10                      United States      1,000,000        1,008,750     0.09
                                                                                                               -----------  -------

    MOVIES/ENTERTAINMENT
    24 Hour Fitness Inc., Term Loan B, 7.54 - 7.70%, 5/26/12                 United States      2,000,000        2,028,334     0.19

FRANKLIN FLOATING RATE MASTER TRUST

    AMC Entertainment Inc., Term Loan, 8.625%, 1/26/13                       United States      2,100,000        2,121,218     0.20
    Cinemark USA Inc., Term Loan, 6.30 - 6.53%, 3/31/11                      United States      2,466,944        2,499,507     0.23
    Cinram International Inc., Term Loan D, 6.66%, 9/30/09                      Canada          2,757,564        2,788,299     0.26
  c Hallmark Entertainment LLC,
         Term Loan B, 9.00%, 12/31/11                                        United States      1,800,000        1,820,250     0.17
         Second Lien Term Loan, 13.00%, 6/30/12                              United States      1,000,000        1,020,000     0.10
    Houston Ltd. Partners NFL Holdings LP, Term Loan B, 5.563 - 5.75%,
    1/05/10                                                                  United States      1,200,000        1,199,964     0.11
    Metro-Goldwyn-Mayer Inc., Term Loan B, 6.78%, 4/08/12                    United States     13,400,000       13,553,792     1.26
    Minnesota Hockey Ventures Group LP (Holding Co.), Term Loan, 9.21%,
    12/29/08                                                                 United States      1,350,000        1,356,750     0.13
    Minnesota Wild Hockey Club LP (Operating Co.), Term Loan, 7.28%,
    12/29/08                                                                 United States        972,222          978,299     0.09
    Rainbow National Services LLC, Term Loan B, 7.188%, 3/31/12              United States      7,940,000        8,040,902     0.75
    Regal Cinemas Inc., Term Loan B, 6.527%, 11/10/10                        United States      7,377,435        7,470,575     0.70
    SFX Entertainment Inc. (Clear Channel), Term Loan B, 6.76%, 6/21/13      United States      3,260,000        3,265,095     0.30
    WMG Acquisition Corp. (Warner Music), Term Loan B, 6.371 - 6.614%,
    2/28/11                                                                  United States     12,039,869       12,168,732     1.13
                                                                                                               -----------  -------
                                                                                                                60,311,717     5.62
                                                                                                               -----------  -------

    OIL & GAS PIPELINES
    Cheniere LNG Holdings LLC, Term Loan, 6.95%, 8/30/12                     United States      1,596,000        1,611,462     0.15
    El Paso Corp.,
         L/C Term Loan, 4.29%, 11/23/09                                      United States      1,312,500        1,319,610     0.12
         Term Loan B, 7.313%, 11/23/09                                       United States      2,143,750        2,160,870     0.20
    Epco Holdings Inc., Term Loan B, 6.603 - 6.852%, 8/18/10                 United States        693,000          703,233     0.07
    MGG Holdings (Magellan Midstream), Term Loan B, 6.50%, 12/16/10          United States      4,128,295        4,163,757     0.39
    Targa Resources Inc.,
         Synthetic L/C, 6.777%, 10/31/12                                     United States      2,976,411        3,009,896     0.28
         Term Loan, 6.656 - 6.918%, 10/31/12                                 United States        716,129          724,185     0.07
                                                                                                               -----------  -------
                                                                                                                13,693,013     1.28
                                                                                                               -----------  -------

    OIL & GAS PRODUCTION
    Williams Production RMT Co., Term Loan C, 6.72%, 5/30/08                 United States        975,100          975,100     0.09
                                                                                                               -----------  -------

    OIL REFINING/MARKETING
    Calumet Lubricants Co. LP,
         L/C Term Loan, 4.33%, 12/09/12                                      United States      1,166,667        1,180,521     0.11
         Term Loan, 7.99%, 12/09/12                                          United States        333,333          337,292     0.03
    Citgo Petroleum Corp., Term Loan B, 5.915%, 11/15/12                     United States      3,900,000        3,941,437     0.37
    Lyondell-Citgo Refining LP, Term Loan, 6.527%, 5/21/07                   United States      4,678,750        4,717,350     0.44
    SemCams Holding Co. (Semgroup), Canadian Term Loan, 6.777%, 3/16/11         Canada            535,769          542,466     0.05
    Tesoro Petroleum Corp., L/C Term Loan, 4.47%, 6/30/07                    United States      2,000,000        2,003,040     0.18
    Universal Compression Inc., Term Loan B, 6.03%, 2/15/12                  United States      1,985,004        2,008,576     0.19
                                                                                                               -----------  -------
                                                                                                                14,730,682     1.37
                                                                                                               -----------  -------

    OILFIELD SERVICES/EQUIPMENT
    Complete Production Services Inc., Term Loan B, 7.28%, 9/12/12           United States      1,695,750        1,716,418     0.16
    Petroleum Geo-Services ASA and PGS Finance Inc., Term Loan, 7.00%,
    12/17/12                                                                 United States      2,700,000        2,736,282     0.25
                                                                                                               -----------  -------
                                                                                                                 4,452,700     0.41
                                                                                                               -----------  -------

FRANKLIN FLOATING RATE MASTER TRUST

    OTHER CONSUMER SERVICES
    Alderwoods Group Inc., Term Loan B2, 6.058 - 6.73%, 9/17/09              United States        425,769        430,908     0.04
    Hertz Corp.,
         Credit Link, 4.50%, 12/21/12                                        United States        544,444        552,797     0.05
         Term Loan B, 6.65%, 12/21/12                                        United States      3,717,467      3,774,496     0.35
    Protection One Inc., Term Loan B, 7.38 - 7.56%, 4/18/11                  United States        935,288        945,226     0.09
    VICAR Operating Inc. (Veterinary Centers), Term Loan B, 6.125%,
    5/16/11                                                                  United States      1,561,401      1,576,328     0.15
    Weight Watchers,
         Additional Term Loan B, 6.102%, 3/31/10                             United States        987,500        994,965     0.09
         Term Loan B, 6.25%, 3/31/10                                         United States        967,264        975,592     0.09
                                                                                                             -----------  -------
                                                                                                               9,250,312     0.86
                                                                                                             -----------  -------

    OTHER CONSUMER SPECIALTIES
    Alliance Laundry Systems LLC, Term Loan B, 6.73%, 1/27/12                United States      1,408,848      1,425,233     0.13
    Department 56 Retail Inc., Term Loan B, 8.06%, 9/01/11                   United States        375,000        374,629     0.03
    Solo Cup Co., Term Loan B, 6.98 - 7.027%, 2/27/11                        United States      6,864,925      6,935,002     0.65
    Tupperware Corp., Term Loan B, 5.98%, 12/05/12                           United States      7,786,451      7,799,432     0.73
    Visant Holding Corp. (Jostens), Term Loan C, 6.777%, 10/01/11            United States      3,517,385      3,568,679     0.33
                                                                                                             -----------  -------
                                                                                                              20,102,975     1.87
                                                                                                             -----------  -------

    PACKAGED SOFTWARE
    SSA Global Technologies Inc., Term Loan B, 6.52%, 9/22/11                United States      1,990,000      2,007,433     0.19
    Sungard Data Systems Inc., Term Loan, 6.81%, 2/11/13                     United States     12,276,310     12,422,091     1.16
                                                                                                             -----------  -------
                                                                                                              14,429,524     1.35
                                                                                                             -----------  -------

    PERSONNEL SERVICES
    Allied Security Holdings LLC, Term Loan B, 8.28%, 6/30/10                United States        920,238        929,808     0.09
    U.S. Investigations Services Inc.,
         Term Loan B, 7.00%, 10/14/12                                        United States      1,611,639      1,622,719     0.15
         Term Loan C, 7.04%, 10/14/12                                        United States      1,400,000      1,409,625     0.13
                                                                                                             -----------  -------
                                                                                                               3,962,152     0.37
                                                                                                             -----------  -------

    PRECIOUS METALS
    Longyear Holdings Inc. (Boart), First Lien Term Loan, 7.39%, 7/28/12     United States      1,130,250      1,146,497     0.11
    Longyear Holdings Inc. (0723662 B.C. Ltd.), First Lien Term Loan,
    7.39%, 7/28/12                                                              Canada            163,258        165,605     0.01
                                                                                                             -----------  -------
                                                                                                               1,312,102     0.12
                                                                                                             -----------  -------

    PUBLISHING: BOOKS/MAGAZINES
    Dex Media East LLC, Term Loan B, 6.05 - 6.36%, 5/08/09                   United States      2,249,396      2,271,251     0.21
    Dex Media West LLC, Term Loan B, 6.05 - 6.38%, 3/09/10                   United States      4,660,949      4,709,502     0.44
    F&W Publications Inc., Term Loan, 7.05%, 8/05/12                         United States      1,339,608      1,325,096     0.12
    Primedia Inc., Term Loan B, 6.648%, 9/30/13                              United States      1,000,000        990,375     0.09

FRANKLIN FLOATING RATE MASTER TRUST

    R.H. Donnelley Inc.,
         Term Loan A-3, 6.22 - 6.28%, 12/31/09                               United States      1,500,368      1,507,529     0.14
         Term Loan D, 6.20 - 6.31%, 6/30/11                                  United States      6,529,442      6,586,574     0.62
                                                                                                             -----------  -------
                                                                                                              17,390,327     1.62
                                                                                                             -----------  -------

    PUBLISHING: NEWSPAPERS
    FSC Acquisition LLC (Hanley Wood), Term Loan, 6.33 - 6.69%, 8/01/12      United States      2,662,003      2,676,423     0.25
    MediaNews Group Inc., Term Loan C, 5.81%, 12/30/10                       United States        913,410        914,707     0.09
                                                                                                             -----------  -------
                                                                                                               3,591,130     0.34
                                                                                                             -----------  -------

    PULP & PAPER
    Boise Cascade LLC, Term Loan D, 6.281 - 6.344%, 10/28/11                 United States      2,593,436      2,631,041     0.25
    NewPage Corp., Term Loan, 7.563%, 5/02/11                                United States      4,975,000      5,037,187     0.47
    Smurfit-Stone Container Canada Inc.,
         Term Loan C, 6.688 - 6.75%, 11/01/11                                   Canada            637,795        644,811     0.06
         Term Loan C-1, 6.813%, 11/01/11                                        Canada            213,478        213,478     0.02
    Smurfit-Stone Container Enterprises,
         L/C Term Loan, 4.49%, 11/01/10                                      United States        261,990        264,823     0.02
         Term Loan B, 6.688 - 6.75%, 11/01/11                                United States      1,880,050      1,900,731     0.18
                                                                                                             -----------  -------
                                                                                                              10,692,071     1.00
                                                                                                             -----------  -------

    RAILROADS
    Helm Financial Corp., Term Loan B, 6.80%, 7/08/11                        United States      1,246,127      1,267,414     0.12
    Kansas City Southern Railway Co., Term Loan B1, 5.75 - 6.06%, 3/31/08    United States      1,157,130      1,164,001     0.11
    RailAmerica Transportation Corp.,
         Canadian Term Loan, 6.688%, 9/29/11                                    Canada             39,428         40,053     0.00 h
         U.S. Term Loan, 6.688%, 9/29/11                                     United States        333,541        338,823     0.03
                                                                                                             -----------  -------
                                                                                                               2,810,291     0.26
                                                                                                             -----------  -------

    REAL ESTATE DEVELOPMENT
    EH/Transeastern LLC (Technical Olympic USA), Term Loan B, 7.188%,
    7/29/08                                                                  United States      2,500,000      2,521,875     0.22
    General Growth Properties Inc., Term Loan B, 6.57%, 11/12/08             United States      5,257,944      5,273,607     0.49
    Kyle Acquisition Group,
         Term Loan B, 6.50%, 7/08/10                                         United States        684,017        688,720     0.06
         Term Loan C, 6.50%, 7/20/10                                         United States        715,983        720,905     0.07
    LandSource Communities Development LLC, Term Loan B, 7.00%, 4/27/10      United States      4,000,000      4,030,680     0.38
    Macerich Co., Term Loan B, 5.938%, 4/25/10                               United States      3,500,000      3,525,522     0.33
    Maguire Properties Inc., Term Loan B, 6.169%, 3/15/10                    United States      2,838,889      2,855,922     0.27
    Pivotal Promontory LLC, Term Loan, 7.318%, 8/31/10                       United States      1,995,000      2,008,626     0.19
    Rhodes Co., First Lien Term Loan, 7.75%, 11/21/10                        United States      2,437,500      2,458,828     0.23
    Spanish Peaks Holdings LLC,
         Synthetic L/C, 4.427%, 8/10/11                                      United States        360,000        361,606     0.03
         Term Loan, 6.72 - 7.23%, 8/10/11                                    United States        815,590        819,227     0.08
  c Suncal Master I LLC, Term Loan B, 9.75%, 1/18/10                         United States      2,150,000      2,155,375     0.20
    Yellowstone Club, Term Loan, 6.943%, 9/30/10                             United States      1,912,560      1,923,716     0.18
                                                                                                             -----------  -------
                                                                                                              29,344,609     2.73
                                                                                                             -----------  -------

FRANKLIN FLOATING RATE MASTER TRUST

    REAL ESTATE INVESTMENT TRUSTS
    Capital Automotive REIT, Term Loan B, 6.31%, 12/10/10                    United States     10,335,000       10,377,632     0.97
    Lion Gables Realty LP, Term Loan B, 6.15 - 6.17%, 9/30/06                United States      2,145,473        2,159,329     0.20
    Newkirk Master LP, Term Loan B, 6.135%, 8/11/08                          United States      2,301,907        2,322,048     0.21
                                                                                                            --------------  -------
                                                                                                                14,859,009     1.38
                                                                                                            --------------  -------

    RECREATIONAL PRODUCTS
    PlayPower Inc., Term Loan, 7.53%, 2/07/10                                United States        800,000          808,536     0.07
    Pure Fishing Inc., Term Loan B, 7.53 - 7.70%, 9/30/10                    United States      1,458,864        1,460,614     0.14
    True Temper Sports Inc., Term Loan, 7.45 - 9.50%, 3/15/11                United States      1,588,786        1,582,065     0.15
                                                                                                            --------------  -------
                                                                                                                 3,851,215     0.36
                                                                                                            --------------  -------

    RESTAURANTS
    Arby's Restaurant Holdings LLC, Term Loan B, 6.656 - 6.918%, 7/25/12     United States      5,572,000        5,614,286     0.52
    Burger King Corp., Term Loan B, 6.313%, 6/30/12                          United States        997,494        1,009,339     0.10
    CKE Restaurants Inc., Term Loan, 6.50%, 5/01/10                          United States      1,717,369        1,736,690     0.16
    Dominos Inc., Term Loan, 6.063%, 6/25/10                                 United States      1,386,927        1,399,340     0.13
    Jack In The Box Inc., Term Loan B, 5.56 - 6.17%, 1/08/11                 United States        962,544          972,771     0.09
                                                                                                            --------------  -------
                                                                                                                10,732,426     1.00
                                                                                                            --------------  -------

    SEMICONDUCTORS
    Avago Technologies Finance, Term Loan B, 6.851%, 12/03/12                 Luxembourg        1,100,000        1,103,953     0.10
    Fairchild Semiconductor Corp., Term Loan B-3, 6.313%, 12/31/10           United States      1,965,150        1,983,131     0.19
                                                                                                            --------------  -------
                                                                                                                 3,087,084     0.29
                                                                                                            --------------  -------

    SERVICES TO THE HEALTH INDUSTRY
    Accellent Inc., Term Loan B, 6.394%, 11/22/12                            United States      1,000,000        1,008,750     0.10
    Matria Healthcare Inc.,
         Term Loan B, 8.75%, 1/19/12                                         United States      1,426,923        1,426,923     0.13
         Term Loan C, 8.75%, 1/19/07                                         United States        673,077          676,047     0.06
    Per-Se Technologies Inc., Term Loan B, 6.791%, 12/14/12                  United States      3,100,000        3,134,875     0.29
                                                                                                            --------------  -------
                                                                                                                 6,246,595     0.58
                                                                                                            --------------  -------

    SPECIALTY STORES
    Pantry Inc., Term Loan, 6.14%, 1/02/12                                   United States      1,529,723        1,548,367     0.14
    The Pep Boys - Manny, Moe & Jack, Term Loan, 9.50%, 1/27/11              United States      1,000,000        1,015,000     0.10
    Travelcenters of America Inc., Term Loan, 6.16 - 6.44%, 12/01/11         United States      3,800,000        3,844,175     0.36
                                                                                                            --------------  -------
                                                                                                                 6,407,542     0.60
                                                                                                            --------------  -------

    SPECIALTY TELECOMMUNICATIONS
    D&E Communications Inc., Term Loan B, 6.39 - 8.50%, 12/31/11             United States      2,057,613        2,078,188     0.19
    Fairpoint Communications Inc., Term Loan B, 6.613%, 2/08/12              United States      7,000,000        7,024,500     0.65
    Iowa Telecommunications Services Inc., Term Loan B, 6.28 - 6.40%,
    11/23/11                                                                 United States      5,250,000        5,312,344     0.49
    Madison River Capital LLC, Term Loan B-1, 6.80%, 7/31/12                 United States      2,000,000        2,020,626     0.19

FRANKLIN FLOATING RATE MASTER TRUST

    NTELOS Inc., Term Loan B, 7.07%, 8/20/12                                 United States      6,444,987        6,512,659     0.61
    Time Warner Telecom Holding Inc., Term Loan B, 6.92 - 7.11%, 11/30/12    United States        900,000          915,375     0.09
    Valor Telecommunications Enterprises LLC, Term Loan, 5.811 - 6.318%,
    2/24/12                                                                  United States      6,283,333        6,288,423     0.59
                                                                                                            --------------  -------
                                                                                                                30,152,115     2.81
                                                                                                            --------------  -------

    TOBACCO
    Commonwealth Brands Inc., Term Loan B, 7.00%, 12/22/12                   United States      2,760,411        2,793,536     0.26
                                                                                                            --------------  -------

    TRUCKING
    Transport Industries LP, Term Loan B, 6.938%, 9/30/11                    United States        920,906          928,389     0.09
                                                                                                            --------------  -------

    WHOLESALE DISTRIBUTORS
    Interline Brands,
         Term Loan B, 6.777%, 12/31/10                                       United States        742,500          749,509     0.07
         Term Loan B2, 6.239%, 12/31/10                                      United States      1,100,580        1,111,586     0.11
    Nebraska Book Co., Term Loan C, 6.70%, 3/04/11                           United States        982,500          984,878     0.09
                                                                                                            --------------  -------
                                                                                                                 2,845,973     0.27
                                                                                                            --------------  -------

    WIRELESS COMMUNICATIONS
    AAT Communications Corp., First Lien Term Loan, 6.16%, 7/27/12           United States      5,000,000        5,046,875     0.47
    Nextel Partners Inc., Term Loan D, 5.91%, 5/31/12                        United States      6,588,710        6,588,051     0.61
                                                                                                            --------------  -------
                                                                                                                11,634,926     1.08
                                                                                                            --------------  -------

    TOTAL SENIOR FLOATING RATE INTERESTS (COST $993,529,879)                                                   999,323,588    93.13
                                                                                                            --------------  -------

    TOTAL LONG TERM INVESTMENTS (COST $996,529,879)                                                          1,002,451,088    93.42
                                                                                                             -------------  -------

  i REPURCHASE AGREEMENT (COST $76,665,130)
    Joint Repurchase Agreement, 4.392%, 2/01/06 (Maturity Value
    $76,674,484)                                                             United States     76,665,130       76,665,130     7.15
                                                                                                            --------------  -------
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $6,516,564)
       Banc of America Securities LLC (Maturity Value $6,516,564)
       Barclays Capital Inc. (Maturity Value $6,658,413)
       Bear, Stearns & Co. Inc. (Maturity Value $5,667,011)
       BNP Paribas Securities Corp. (Maturity Value $6,516,564)
       Credit Suisse Securities (USA) LLC (Maturity Value $5,667,011)
       Deutsche Bank Securities Inc. (Maturity Value $6,800,261)
       Greenwich Capital Markets Inc. (Maturity Value $6,516,564)
       Lehman Brothers Inc. (Maturity Value $6,265,840)
       Merrill Lynch Government Securities Inc. (Maturity Value
       $6,516,564)
       Morgan Stanley & Co. Inc. (Maturity Value $6,516,564)
       UBS Securities LLC (Maturity Value $6,516,564)
       Collateralized by U.S. Government Agency Securities, 1.75 - 7.25%,
       2/15/06 - 8/15/10;
     j U.S. Government Agency Discount Notes, 3/10/06;
       and U.S. Treasury Notes, 2.375 - 5.75%, 5/31/06 - 8/15/10

    TOTAL INVESTMENTS (COST $1,073,195,009)                                                                  1,079,116,218   100.57

FRANKLIN FLOATING RATE MASTER TRUST

    OTHER ASSETS, LESS LIABILITIES                                                                              (6,084,078)   (0.57)
                                                                                                            --------------  -------
    NET ASSETS                                                                                              $1,073,032,140   100.00
                                                                                                            ==============  =======

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note

L/C - Letter of Credit

a     The coupon rate shown represents the rate at period end.

b     See Note 1(d) regarding senior floating rate interests.

c See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.

d     The principal amount is stated in U.S. dollars unless otherwise indicated.

e     See Note 11 regarding fund litigation.

f     See Note 10 regarding other considerations.

g     See Note 8 regarding unfunded loan commitments.

h     Rounds to less than 0.01%.

i     See Note 1(b) regarding joint repurchase agreement.

j A portion or all of the security is traded on a discount basis with no stated coupon rate.

                                See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2006 (UNAUDITED)

                                                                                                          FRANKLIN FLOATING
                                                                                                          RATE MASTER SERIES
                                                                                                          ------------------
Assets:
  Investments in securities:
     Cost - Unaffiliated issuers                                                                           $   996,529,879
     Cost - Repurchase agreements                                                                               76,665,130
                                                                                                           ---------------

     Total cost of investments                                                                             $ 1,073,195,009
                                                                                                           ---------------

     Value - Unaffiliated issuers                                                                          $ 1,002,451,088
     Value - Repurchase agreements                                                                              76,665,130
                                                                                                           ---------------

     Total value of investments                                                                              1,079,116,218
   Cash                                                                                                          6,656,455
   Receivables:
     Investment securities sold                                                                                 34,850,666
     Capital shares sold                                                                                         4,134,685
     Interest                                                                                                    6,182,619
   Unrealized gain on unfunded loan commitments (Note 8)                                                           119,034
                                                                                                           ---------------
       Total assets                                                                                          1,131,059,677
                                                                                                           ---------------
Liabilities:
   Payables:
     Investment securities purchased                                                                            51,752,069
     Affiliates                                                                                                    537,515
     Distributions to shareholders                                                                               5,392,478
   Accrued expenses and other liabilities                                                                          345,475
                                                                                                           ---------------
     Total liabilities                                                                                          58,027,537
                                                                                                           ---------------
         Net assets, at value                                                                              $ 1,073,032,140
                                                                                                           ===============
Net assets consist of:
     Paid-in capital                                                                                       $ 1,077,634,721
     Accumulated distributions in excess of net investment income                                                 (707,004)
     Net unrealized appreciation (depreciation)                                                                  6,040,243
     Accumulated net realized gain (loss)                                                                       (9,935,820)
                                                                                                           ---------------
         Net assets, at value                                                                              $ 1,073,032,140
                                                                                                           ===============
Net asset value and maximum offering price per share ($1,073,032,140 -:- 109,174,526 shares outstanding)   $          9.83
                                                                                                           ===============

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)

                                                                          FRANKLIN FLOATING RATE
                                                                              MASTER SERIES
                                                                          ----------------------
Investment income:
    Interest                                                                  $ 32,383,208
                                                                              ------------
Expenses:
    Management fees (Note 3a)                                                    4,401,195
    Administrative fees (Note 3b)                                                  688,780
    Custodian fees (Note 4)                                                         10,869
    Professional fees                                                               37,365
    Other                                                                           71,384
                                                                              ------------
      Total expenses                                                             5,209,593
      Expense reductions (Note 4)                                                  (9,605)
      Expenses waived/paid by affiliate (Note 3d)                              (1,898,507)
                                                                              ------------
        Net expenses                                                             3,301,481
                                                                              ------------
          Net investment income (loss)                                          29,081,727
                                                                              ------------
Realized and unrealized gains (losses):
    Net realized gain (loss) from investments                                      324,487
    Net change in unrealized appreciation (depreciation) on investments         (2,035,209)
                                                                              ------------
Net realized and unrealized gain (loss)                                         (1,710,722)
                                                                              ------------
Net increase (decrease) in net assets resulting from operations               $ 27,371,005
                                                                              ============

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FRANKLIN FLOATING RATE MASTER SERIES
                                                                           ---------------------------------------
                                                                           SIX MONTHS ENDED       YEAR ENDED
                                                                           JANUARY 31, 2006         JULY 31,
                                                                              (UNAUDITED)            2005
                                                                           ---------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income                                                  $    29,081,727    $    39,821,846
    Net realized gain (loss) from investments                                      324,487         (1,104,671)
    Net change in unrealized appreciation (depreciation) on investments         (2,035,209)         2,318,139
                                                                           ----------------------------------
      Net increase (decrease) in net assets resulting from operations           27,371,005         41,035,314
Distributions to shareholders from net investment income                       (29,348,054)       (40,252,180)
Capital share transactions (Note 2)                                            (46,123,766)       362,363,109
                                                                           ----------------------------------
      Net increase (decrease) in net assets                                    (48,100,815)       363,146,243
Net assets:
    Beginning of period                                                      1,121,132,955        757,986,712
                                                                           ----------------------------------
    End of period                                                          $ 1,073,032,140    $ 1,121,132,955
                                                                           ==================================
Distributions in excess of net investment income included in net assets:
    End of period                                                          $      (707,004)   $      (440,677)
                                                                           ==================================


                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The Trust consists of one series, the Franklin Floating Rate Master Series (the Fund) which is organized as a partnership. Shares of the Fund are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value,

FRANKLIN FLOATING RATE MASTER TRUST
including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At January 31, 2006, all repurchase agreements held by the Fund had been entered into on that date.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

E. INCOME TAXES

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the partners for inclusion in their individual income tax returns.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Net investment income is proportionately allocated to the partners daily and distributed monthly. Net capital gains (or losses) realized by the Fund will be allocated proportionately to each partner and will not be distributed. Distributions to partners are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FRANKLIN FLOATING RATE MASTER TRUST

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At January 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                  SIX MONTHS ENDED                    YEAR ENDED
                                  JANUARY 31, 2006                   JULY 31, 2005
                           ---------------------------------------------------------------
                               Shares          Amount            Shares          Amount
                           ---------------------------------------------------------------
Shares sold                   7,016,773    $  68,984,120       45,298,765    $ 445,643,440
Shares redeemed             (11,705,081)    (115,107,886)      (8,473,583)     (83,280,331)
                           ---------------------------------------------------------------
Net increase (decrease)      (4,688,308)   $ (46,123,766)      36,825,182    $ 362,363,109
                           ===============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
--------------------------------------------------------------------------------
Frankiln Advisers Inc. (Advisers)                         Investment manager
Franklin Templeton Services LLC (FT Services)             Administrative manager
Franklin Templeton Investor Services (Investor Services)  Transfer agent
Franklin Templeton Distributors Inc. (Distributors)       Principal underwriter

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

 ANNUALIZED
  FEE RATE                        NET ASSETS
--------------------------------------------------------------------
   0.150%     Up to and including $200 million
   0.135%     Over $200 million, up to and including $700 million
   0.100%     Over $700 million, up to and including $1.2 billion
   0.075%     In excess of $1.2 billion

FRANKLIN FLOATING RATE MASTER TRUST

C. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees , as noted in the Statement of Operations. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

E. OTHER AFFILIATED TRANSACTIONS

At January 31, 2006, the shares of the Fund were owned by the following entities:

              ENTITY                                          SHARES
-----------------------------------------------------------------------
Franklin Floating Rate Fund PLC                             109,154,526
Franklin Resources Inc.                                          10,000
Templeton Investment Counsel Inc.                                10,000
                                                          -------------
TOTAL                                                       109,174,526
                                                          =============

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                                      $ 1,073,609,691
                                                         ===============

Unrealized appreciation                                  $     6,692,618
Unrealized depreciation                                       (1,186,091)
                                                         ---------------
Net unrealized appreciation (depreciation)               $     5,506,527
                                                         ===============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

FRANKLIN FLOATING RATE MASTER TRUST

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2006, aggregated $352,108,797 and $379,886,248, respectively.

7. CREDIT RISK

The Fund has 90.65% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default may be greater for holders of high yielding securities.

8. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion.

At January 31, 2006, unfunded commitments were as follows:

                                                      UNFUNDED
BORROWER                                             COMMITMENT
----------------------------------------------------------------
Allied Waste North America Inc., Revolver           $ 1,588,286
American Seafood Group LLC, Term Loan B1                315,309
Baker Tanks Inc., Delay Draw                             80,357
Carmike Cinemas Inc., Delay Draw                      2,207,150
Coinmach Corp., Term Loan B-1                           894,737
Conseco Inc., Revolver                                4,000,000
Eastman Kodak Co., Term Loan B2 (Delayed Draw)        3,352,941
FSC Acquisition LLC Hanley Wood, Delay Draw             317,881
Hawaiian Telecom Communications Inc., Term Loan A     2,900,000
Hertz Corp., Delay Draw                                 638,089
Johnson Diversey Inc., Delay Draw                       178,033
Sealy Mattress Co., Revolver                            675,000
Sears Canada Inc., Delay Draw                         2,400,000
WMG Acquisition Corp. (Warner Music), Revolver A      3,427,333
                                                    -----------
                                                    $22,975,116
                                                    -----------

Unfunded loan commitments are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

9. SHAREHOLDER DISTRIBUTIONS

For the period ended January 31, 2006, the Fund made the following distributions:

  Payment Date              Amount Per Share
---------------------------------------------
        8/31/2005                  $0.040466
        9/30/2005                   0.040654
       10/31/2005                   0.044632
       11/30/2005                   0.043318
       12/30/2005                   0.046381
        1/31/2006                   0.049234
---------------------------------------------
Total                              $0.264685

FRANKLIN FLOATING RATE MASTER TRUST

Daily distribution information is available at the registered office upon request.

10. OTHER CONSIDERATIONS

Directors or employees of Advisers, as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. At January 31, 2006, such individuals serve in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

11. FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, filed an adversary proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SDNY) against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named Defendants included Franklin Advisers Inc., Franklin CLOs I - III, Franklin Floating Rate Daily Access Fund, Franklin Floating Rate Master Series, and Franklin Floating Rate Trust. The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of intentionally fraudulent transfers.

The Franklin defendants have not yet been required to respond to the complaint or to discovery, and other pending motions to dismiss have not been ruled upon. Thus, it is not possible to predict the lawsuit's outcome at this preliminary stage of the proceedings. However, management of the Funds does not expect that the result will have a material adverse effect on the financial condition of the Funds.

12. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Fund did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC has also prepared and submitted to the SEC for its approval a plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees.

FRANKLIN FLOATING RATE MASTER TRUST

The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.



      Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      Item 4. Principal Accountant Fees and Services. N/A

      Item 5. Audit Committee of Listed Registrants. N/A

      Item 6. Schedule of Investments. N/A

      Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

      Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

      Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

      Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By     /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006


By    /S/ GALEN G. VETTER

      Galen G. Vetter
      Chief Financial Officer
Date    March 22, 2006